Master Trust - Schedule of Net Investment Gain (Details) - EBP Total - Master Trust - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Interest on notes receivable from participants	$ 13,761,195	$ 10,629,836
Net appreciation in fair value of investments	166,774,621	159,443,379
Investment income of the Master Trust	$ 180,535,816	$ 170,073,215